Pay vs Performance Disclosure pure in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 25, 2022	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between the compensation of our current and former principal executive officers (“PEOs”) and other named executive officers and certain Company financial performance measures.
The dollar amounts reported below representing “compensation actually paid” have been calculated in accordance with the requirements of Item 402(v) of Regulation S-K. These figures do not reflect the actual amounts of compensation paid to the officers identified during such fiscal years and are based on equity valuation assumptions required by the SEC, which may not reflect actual amounts realized or realizable at vesting or exercise, as applicable.
							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for E. Kevin Hrusovsky(1) ($)	Summary Compensation Table Total for Masoud Toloue, Ph.D.(2) ($)	Compensation Actually Paid to E. Kevin Hrusovsky(1)(3) ($)	Compensation Actually Paid to Masoud Toloue, Ph.D.(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4)(5) ($)	Total Share- holder Return ($)	Peer Group Total Share- holder Return(6) ($)	Net Income (Loss) ($ in millions)	Revenues ($ in millions)
2022	1,921,523	2,957,026	(3,807,926)	1,699,747	1,210,719	(470,362)	58.61	113.65	(96.7)	105.5
2021	4,208,194	n/a	7,594,456	n/a	1,495,417	217,434	179.43	126.45	(57.7)	110.6
2020	3,520,397	n/a	10,186,102	n/a	1,855,751	3,342,174	196.78	126.42	(31.5)	86.4

(1)
Mr. Hrusovsky served as Chief Executive Officer until April 25, 2022 and as Executive Chairman from April 25, 2022 until August 8, 2022.

(2)
Dr. Toloue became President and Chief Executive Officer on April 25, 2022.

(3)
The following adjustments were made to the designated PEO’s compensation to calculate the amounts shown as “compensation actually paid” for the periods indicated:

Year	PEO Name	Summary Compensation Table Total ($)	Less Grant Date Fair Value of Equity Awards Granted during Applicable Year ($)	Plus Year-end Fair Value of Equity Awards Granted during Applicable Year ($)	Plus Change in Fair Value as of Year- end of any Prior Year Awards that Remain Unvested as of Year-End ($)	Plus Change in Fair Value as of the Vesting Date of any Prior Year Awards that Vest during Applicable Year ($)	Less Prior Year- end Fair Value of Awards Granted in Prior Year that Failed to Meet Vesting Conditions during Applicable Year ($)	Total Equity Value Reflected in Compensation Actually Paid Calculation ($)
2022	E. Kevin Hrusovsky	1,921,523	1,400,007	864,173	—	(372,494)	4,821,121	(5,729,449)
2022	Masoud Toloue, Ph.D.	2,957,026	1,999,996	1,234,526	(323,502)	(168,307)	—	(1,257,279)
2021	E. Kevin Hrusovsky	4,208,194	3,008,520	1,726,302	50,554	4,617,926	—	3,386,262
2020	E. Kevin Hrusovsky	3,520,397	2,185,995	3,790,803	2,779,333	2,281,563	—	6,665,705
(4)
The dollar amounts represent the average of the amounts reported for the following named executive officers as a group (excluding our PEOs):

2020	2021	2022
Amol Chaubal	Masoud Toloue, Ph.D.	Michael Doyle
William Geist	Michael Doyle	Mark Roskey, Ph.D.
	Amol Chaubal	John Fry
Shawn Stetson
William Geist
Dawn Mattoon
John Fry
(5)
The following adjustments were made to calculate the amounts shown as “average compensation actually paid” for the periods indicated:

Year	NEO Names	Summary Compensation Table Total (Average) ($)	Less Grant Date Fair Value of Equity Awards Granted during Applicable Year (Average) ($)	Plus Year- end Fair Value of Equity Awards Granted during Applicable Year (Average) ($)	Plus Change in Fair Value as of Year- end of any Prior Year Awards that Remain Unvested as of Year-End (Average) ($)	Plus Change in Fair Value as of the Vesting Date of any Prior Year Awards that Vest during Applicable Year (Average) ($)	Less Prior Year-end Fair Value of Awards Granted in Prior Year that Failed to Meet Vesting Conditions during Applicable Year (Average) ($)	Total Equity Value Reflected in Average Compensation Actually Paid Calculation ($)
2022	See footnote (4)	1,210,719	761,790	375,346	(118,480)	(132,737)	1,043,421	(1,681,081)
2021	See footnote (4)	1,495,417	995,666	504,941	3,663	357,701	1,148,621	(1,277,982)
2020	See footnote (4)	1,855,751	260,261	1,382,369	266,491	97,824	—	1,486,423

(6)
The peer group used is the NASDAQ Biotechnology Index, our peer group used for purposes of Item 201(e) of Regulation S-K.

Company Selected Measure Name			Revenues
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Hrusovsky served as Chief Executive Officer until April 25, 2022 and as Executive Chairman from April 25, 2022 until August 8, 2022.

(2)
Dr. Toloue became President and Chief Executive Officer on April 25, 2022.
(4)
The dollar amounts represent the average of the amounts reported for the following named executive officers as a group (excluding our PEOs):

2020	2021	2022
Amol Chaubal	Masoud Toloue, Ph.D.	Michael Doyle
William Geist	Michael Doyle	Mark Roskey, Ph.D.
	Amol Chaubal	John Fry
Shawn Stetson
William Geist
Dawn Mattoon
John Fry

Peer Group Issuers, Footnote [Text Block]			(6) The peer group used is the NASDAQ Biotechnology Index, our peer group used for purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The following adjustments were made to the designated PEO’s compensation to calculate the amounts shown as “compensation actually paid” for the periods indicated:

Year	PEO Name	Summary Compensation Table Total ($)	Less Grant Date Fair Value of Equity Awards Granted during Applicable Year ($)	Plus Year-end Fair Value of Equity Awards Granted during Applicable Year ($)	Plus Change in Fair Value as of Year- end of any Prior Year Awards that Remain Unvested as of Year-End ($)	Plus Change in Fair Value as of the Vesting Date of any Prior Year Awards that Vest during Applicable Year ($)	Less Prior Year- end Fair Value of Awards Granted in Prior Year that Failed to Meet Vesting Conditions during Applicable Year ($)	Total Equity Value Reflected in Compensation Actually Paid Calculation ($)
2022	E. Kevin Hrusovsky	1,921,523	1,400,007	864,173	—	(372,494)	4,821,121	(5,729,449)
2022	Masoud Toloue, Ph.D.	2,957,026	1,999,996	1,234,526	(323,502)	(168,307)	—	(1,257,279)
2021	E. Kevin Hrusovsky	4,208,194	3,008,520	1,726,302	50,554	4,617,926	—	3,386,262
2020	E. Kevin Hrusovsky	3,520,397	2,185,995	3,790,803	2,779,333	2,281,563	—	6,665,705

Non-PEO NEO Average Total Compensation Amount			$ 1,210,719	$ 1,495,417	$ 1,855,751
Non-PEO NEO Average Compensation Actually Paid Amount			$ (470,362)	217,434	3,342,174
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
The following adjustments were made to calculate the amounts shown as “average compensation actually paid” for the periods indicated:

Year	NEO Names	Summary Compensation Table Total (Average) ($)	Less Grant Date Fair Value of Equity Awards Granted during Applicable Year (Average) ($)	Plus Year- end Fair Value of Equity Awards Granted during Applicable Year (Average) ($)	Plus Change in Fair Value as of Year- end of any Prior Year Awards that Remain Unvested as of Year-End (Average) ($)	Plus Change in Fair Value as of the Vesting Date of any Prior Year Awards that Vest during Applicable Year (Average) ($)	Less Prior Year-end Fair Value of Awards Granted in Prior Year that Failed to Meet Vesting Conditions during Applicable Year (Average) ($)	Total Equity Value Reflected in Average Compensation Actually Paid Calculation ($)
2022	See footnote (4)	1,210,719	761,790	375,346	(118,480)	(132,737)	1,043,421	(1,681,081)
2021	See footnote (4)	1,495,417	995,666	504,941	3,663	357,701	1,148,621	(1,277,982)
2020	See footnote (4)	1,855,751	260,261	1,382,369	266,491	97,824	—	1,486,423

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Comparison of “Compensation Actually Paid” to our Total Shareholder Return (“TSR”)
Our TSR was $196.78, $179.43 and $58.61 for the years ended December 31, 2020, 2021, and 2022, respectively. Mr. Hrusovsky’s “compensation actually paid” was $10.2 million, $7.6 million and ($3.8) million for the years ended December 31, 2020, 2021, and 2022, respectively, and Dr. Toloue’s “compensation actually paid” was $1.7 million for the year ended December 31, 2022. The average “compensation actually paid” to our other named executive officers was $3.3 million, $0.2 million and ($0.5) million for the years ended December 31, 2020, 2021, and 2022, respectively. Our TSR has declined from December 31, 2020 to December 31, 2022, and “compensation actually paid” to our principal executive officers and average “compensation actually paid” to our other named executive officers have decreased over the same period.

Compensation Actually Paid vs. Net Income [Text Block]
Comparison of “Compensation Actually Paid” to Net Income (Loss)
Our net loss was approximately $31.5 million in 2020, $57.7 million in 2021 and $96.7 million in 2022. Mr. Hrusovsky’s “compensation actually paid” was $10.2 million, $7.6 million and ($3.8) million for the years ended December 31, 2020, 2021, and 2022, respectively, and Dr. Toloue’s “compensation actually paid” was $1.7 million for the year ended December 31, 2022. The average “compensation actually paid” to our other named executive officers was $3.3 million, $0.2 million and ($0.5) million for the years ended December 31, 2020, 2021, and 2022, respectively. Our net loss has increased over the three years reported, and “compensation actually paid” to our principal executive officers and average “compensation actually paid” to our other named executive officers have correspondingly decreased over the same period.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Comparison of “Compensation Actually Paid” to Company-Selected Measure (Revenues)
Our revenues were approximately $86.4 million in 2020, $110.6 million in 2021 and $105.5 million in 2022. Mr. Hrusovsky’s “compensation actually paid” was $10.2 million, $7.6 million and ($3.8) million for the years ended December 31, 2020, 2021, and 2022, respectively, and Dr. Toloue’s “compensation actually paid” was $1.7 million for the year ended December 31, 2022. The average “compensation actually paid” to our other named executive officers was $3.3 million, $0.2 million and ($0.5) million for the years ended December 31, 2020, 2021, and 2022, respectively. Our revenues increased 28% from 2020 to 2021 and then decreased by 5% from 2021 to 2022, and “compensation actually paid” to our principal executive officers and average “compensation actually paid” to our other named executive officers have decreased each year from 2020 to 2022.

Total Shareholder Return Vs Peer Group [Text Block]
TSR versus Peer Group TSR
The graph below shows our cumulative TSR over the three-year period ended December 31, 2022 as compared to that of the NASDAQ Biotechnology Index.
TOTAL SHAREHOLDER RETURN*
Between Quanterix Corporation
and the NASDAQ Biotechnology Index

*
$100 invested on 12/31/19 in stock or index, including reinvestment of dividends. Fiscal year ended December 31.

Tabular List [Table Text Block]
Most Important Financial and Other Performance Measures
We have identified the following financial and other performance measures as being the most important in linking actual compensation paid to executives to our performance for the most recently completed fiscal year:
1.
Revenues

2.
Progress against Restructuring Plan (non-financial performance measure)

As described above in the section captioned “Compensation Discussion and Analysis-Executive Summary- Restructuring Plan and 2022 Performance,” in August 2022, we commenced the Restructuring Plan to fully realize the potential of our technology and execute on operational improvements. As described above in the section captioned “Compensation Discussion and Analysis-Elements of our Compensation Program-Annual Cash Incentive Bonus Program,” the Compensation Committee took into account the progress made by our executives in executing on the Restructuring Plan in the second half of 2022, consistent with the goals of our executive compensation program to incentivize our named executive officers to achieve the Company’s short- and longer-term financial and strategic goals and to create long-term, sustainable value for our stockholders.

Total Shareholder Return Amount			$ 58.61	179.43	196.78
Peer Group Total Shareholder Return Amount			113.65	126.45	126.42
Net Income (Loss)			$ (96,700,000)	$ (57,700,000)	$ (31,500,000)
Company Selected Measure Amount			105.5	110.6	86.4
PEO Name	Mr. Hrusovsky	Dr. Toloue
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Progress against Restructuring Plan (non-financial performance measure)
E. Kevin Hrusovsky [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,921,523	$ 4,208,194	$ 3,520,397
PEO Actually Paid Compensation Amount			(3,807,926)	7,594,456	10,186,102
Masoud Toloue[Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			2,957,026
PEO Actually Paid Compensation Amount			1,699,747
PEO [Member] | E. Kevin Hrusovsky [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,400,007	3,008,520	2,185,995
PEO [Member] | E. Kevin Hrusovsky [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,729,449)	3,386,262	6,665,705
PEO [Member] | E. Kevin Hrusovsky [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			864,173	1,726,302	3,790,803
PEO [Member] | E. Kevin Hrusovsky [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(372,494)	4,617,926	2,281,563
PEO [Member] | E. Kevin Hrusovsky [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,821,121
PEO [Member] | E. Kevin Hrusovsky [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				50,554	2,779,333
PEO [Member] | Masoud Toloue[Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,999,996
PEO [Member] | Masoud Toloue[Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,257,279)
PEO [Member] | Masoud Toloue[Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,234,526
PEO [Member] | Masoud Toloue[Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(168,307)
PEO [Member] | Masoud Toloue[Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(323,502)
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			761,790	995,666	260,261
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,681,081)	(1,277,982)	1,486,423
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			375,346	504,941	1,382,369
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(132,737)	357,701	97,824
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,043,421	1,148,621
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (118,480)	$ 3,663	$ 266,491